List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
List of subsidiaries
Schedule of major subsidiaries

		Equity interests (%)
	Country in which
	primary activities are
Name	pursued	Dec 31, 2022	Dec 31, 2021
Centogene GmbH*	Germany	100	100
Centogene FZ-LLC	United Arab Emirates	100	100
Centogene US, LLC	USA	100	100
Centogene GmbH	Austria	100	90
Centogene India Pvt. Ltd**	India	100	100
Centogene Switzerland AG	Switzerland	100	100
Centosafe B.V.	Netherlands	100	100
Centogene d.o.o Belgrade	Serbia	100	100
Dr. Bauer Laboratoriums GmbH***	Germany	—	—

(*)             Centogene IP GmbH and Centogene Shared Service GmbH were merged with Centogene GmbH on January 1, 2021.

(**)The Group acquired the remaining 10% of Centogene GmbH. Austria in 2022.

(***)	See note 4.